Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
NET REVENUE	$ 1,759,528	$ 1,487,553	$ 7,220,678	$ 6,502,962
REVENUE SHARE EXPENSE			3,622,203	3,221,534
COST OF SALES	892,793	756,440
GROSS MARGIN	866,735	731,113	3,598,475	3,281,428
OPERATING EXPENSES
Stock-based compensation			581,106	1,172,242
Depreciation and amortization	$ 50,268	$ 79,668	333,950	264,340
Lawsuit settlement			0	400,000
Other operating expenses			3,280,826	2,471,174
Total Operating expenses	$ 1,228,564	$ 842,610	4,195,882	4,307,756
LOSS FROM OPERATIONS	(361,829)	(111,497)	(597,407)	(1,026,328)
OTHER INCOME (EXPENSE)
Interest income	10,076	$ 296	$ 2,267	$ 935
Interest expense	(163)
TOTAL OTHER INCOME (EXPENSE)	9,913	$ 296	$ 2,267	$ 935
LOSS BEFORE PROVISION FOR INCOME TAXES	$ (351,916)	$ (111,201)	(595,140)	(1,025,393)
PROVISION FOR INCOME TAXES			0	0
NET LOSS	$ (351,916)	$ (111,201)	$ (595,140)	$ (1,025,393)
WEIGHTED AVERAGE SHARES OUTSTANDING
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC			24,562,438	22,382,415
BASIC AND DILUTED	29,030,925	22,897,819
NET LOSS PER SHARE
NET LOSS PER SHARE: BASIC (no separate per share amount shown for diluted because loss is antidilutive)			$ (0.02)	$ (0.04)
BASIC AND DILUTED	$ (0.01)	$ 0